Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 51 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation and Human Capital Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation and Human Capital Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 36.
Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $ 100 Investment Based on:		Net Income ($)	Adjusted Free Cash Flow ($) (4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)
2022	4,120,071	2,821,002	1,635,240	1,323,839	172.30	144.53	53,079,000	111,213,000
2021	4,233,954	11,347,919	1,486,919	3,594,795	185.57	153.39	41,100,000	95,332,000
2020	3,794,238	6,590,420	1,538,515	2,506,954	134.59	108.62	91,106,000	69,147,000

(1)
For 2022, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon, Sean M. Steves and Edward D. Johnson. For 2021, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, Shelley E. Sayward and Christopher B. Heald. For 2020, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, David L. Schmitt and Christopher B. Heald.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022 ($)		2021 ($)		2020 ($)
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	4,120,071	1,635,240	4,233,954	1,486,919	3,794,238	1,538,515

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(1,773,790)	(896,730)	(1,695,668)	(553,399)	(1,788,448)	(553,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,830,690	762,758	4,089,090	1,276,680	3,009,341	906,013

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(283,935)	(45,119)	3,249,828	889,085	1,175,480	434,167

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	24,966

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,072,034)	(132,310)	1,470,715	495,510	399,809	156,573

CAP Amounts (as calculated)	2,821,002	1,323,839	11,347,919	3,594,795	6,590,420	2,506,954

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

(3)	The companies in our peer group are: GFL Environmental, Inc., Waste Connections Inc., Waste Management, Inc., and Republic Services, Inc.

(4)
Adjusted Free Cash Flow is a
non-GAAP
financial measure. See Appendix B for additional information regarding Adjusted Free Cash Flow and reconciliation of Adjusted Free Cash Flow to its most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]	For 2022, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Shelley E. Sayward, Paul J. Ligon, Sean M. Steves and Edward D. Johnson. For 2021, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, Shelley E. Sayward and Christopher B. Heald. For 2020, our PEO was John W. Casella and our Other NEOs were Edmond R. Coletta, Edwin D. Johnson, David L. Schmitt and Christopher B. Heald.
Peer Group Issuers, Footnote [Text Block]	The companies in our peer group are: GFL Environmental, Inc., Waste Connections Inc., Waste Management, Inc., and Republic Services, Inc.
PEO Total Compensation Amount	$ 4,120,071	$ 4,233,954	$ 3,794,238
PEO Actually Paid Compensation Amount	$ 2,821,002	11,347,919	6,590,420
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022 ($)		2021 ($)		2020 ($)
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	4,120,071	1,635,240	4,233,954	1,486,919	3,794,238	1,538,515

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(1,773,790)	(896,730)	(1,695,668)	(553,399)	(1,788,448)	(553,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,830,690	762,758	4,089,090	1,276,680	3,009,341	906,013

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(283,935)	(45,119)	3,249,828	889,085	1,175,480	434,167

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	24,966

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,072,034)	(132,310)	1,470,715	495,510	399,809	156,573

CAP Amounts (as calculated)	2,821,002	1,323,839	11,347,919	3,594,795	6,590,420	2,506,954

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 1,635,240	1,486,919	1,538,515
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,323,839	3,594,795	2,506,954
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

Adjustments	2022 ($)		2021 ($)		2020 ($)
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	4,120,071	1,635,240	4,233,954	1,486,919	3,794,238	1,538,515

Adjustments for stock and option awards:

(Subtract): Aggregate grant date fair value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(1,773,790)	(896,730)	(1,695,668)	(553,399)	(1,788,448)	(553,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,830,690	762,758	4,089,090	1,276,680	3,009,341	906,013

Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(283,935)	(45,119)	3,249,828	889,085	1,175,480	434,167

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	24,966

Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(1,072,034)	(132,310)	1,470,715	495,510	399,809	156,573

CAP Amounts (as calculated)	2,821,002	1,323,839	11,347,919	3,594,795	6,590,420	2,506,954

*	Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP VERSUS COMPANY TSR AND PEER GROUP TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VERSUS ADJUSTED FREE CASH FLOW
Total Shareholder Return Vs Peer Group [Text Block]	CAP VERSUS COMPANY TSR AND PEER GROUP TSR
Tabular List [Table Text Block]
The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2022 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Adjusted Free Cash Flow as the most important of our financial performance measures (that is not already required to be disclosed in the pay versus performance table above) used to link CAP Amounts for our executives for 2022 to company performance.

Adjusted Free Cash Flow*
Adjusted Operating Income*
Adjusted EBITDA*

*
Adjusted Free Cash Flow, Adjusted Operating Income and Adjusted EBITDA are
non-GAAP
financial measures. See Appendix B for additional information regarding non-GAAP
financial measures and reconciliations of
non-GAAP
financial measures to their most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 172.3	185.57	134.59
Peer Group Total Shareholder Return Amount	144.53	153.39	108.62
Net Income (Loss)	$ 53,079,000	$ 41,100,000	$ 91,106,000
Company Selected Measure Amount	111,213,000	95,332,000	69,147,000
PEO Name	John W. Casella
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]	Adjusted Free Cash Flow is a
non-GAAP
	financial measure. See Appendix B for additional information regarding Adjusted Free Cash Flow and reconciliation of Adjusted Free Cash Flow to its most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Aggregate Grant Date Fair Value For Stock Awards And Option Awards Included In SCT Amounts For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,773,790)	$ (1,695,668)	$ (1,788,448)
PEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,830,690	4,089,090	3,009,341
PEO [Member] | Change As Of The End Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,935)	3,249,828	1,175,480
PEO [Member] | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,072,034)	1,470,715	399,809
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value For Stock Awards And Option Awards Included In SCT Amounts For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(896,730)	(553,399)	(553,280)
Non-PEO NEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	762,758	1,276,680	906,013
Non-PEO NEO [Member] | Change As Of The End Of The Covered Fiscal Year From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,119)	889,085	434,167
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,966
Non-PEO NEO [Member] | Change As Of The Vesting Date From The End Of The Prior Fiscal Year In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (132,310)	$ 495,510	$ 156,573